Equity (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of RSU activities
	Six months ended June 30, 2020 (unaudited)
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	1,869,412	10.25	3.21	$23,838
Granted	235,000	25.12
Exercised	(249,256)	9.75
Expired and forfeited	(110,492)	11.30

Outstanding at June 30, 2020	1,744,664	12.12	3.03	$27,667

Vested and expected to vest	1,744,664	12.12	3.03	$27,667

Exercisable at June 30, 2020	1,040,450	9.62	2.17	$19,101

Schedule of RSU activities
	Amount of options	Weighted Average Grant- Date Fair Value

Unvested at January 1, 2020	-	-
Granted	238,005	24.45

Unvested at June 30, 2020	238,005	24.45